Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Dec. 27, 2024 USD ($) shares $ / shares	Mar. 01, 2024 USD ($) shares $ / shares
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure [Text Block]	The Compensation Committee approves equity awards granted to our named executive officers on or before the grant date. We do not have a formal policy or practice for the timing of equity award grants; rather, such grants are made when determined appropriate by the Compensation Committee. The Compensation Committee does not take material non-public information into account when determining the timing and terms of such awards. The Company has not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing MNPI Considered [Flag]	false
MNPI Disclosure Timed for Compensation Value [Flag]	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($)	Grant Date Fair Value of the Award ($)

Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately prior to the Disclosure of Material Non-Public

Information and the Trading Day Beginning Immediately Following the Disclosure of Material Non-Public

Information

Pete O’Heeron	12/27/2024	406,339	2.36	1.94	(11.61)%

Hamid Khoja, Ph.D.	12/27/2024	176,200	2.36	1.94	(11.61)%

Ruben A. Garcia	12/27/2024	176,200	2.36	1.94	(11.61)%
	03/01/2024	180,000	13.00	10.80	(0.08)%

Number of Securities Underlying the Award | shares			180,000
Exercise Price of the Award | $ / shares			$ 13.00
Grant Date Fair Value of the Award | $			$ 10.80
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately prior to the Disclosure of Material Non-Public			(0.0008)
Pete O’Heeron [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name		Pete O’Heeron
Number of Securities Underlying the Award | shares		406,339
Exercise Price of the Award | $ / shares		$ 2.36
Grant Date Fair Value of the Award | $		$ 1.94
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately prior to the Disclosure of Material Non-Public		(0.1161)
Hamid Khoja, Ph.D. [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name		Hamid Khoja, Ph.D.
Number of Securities Underlying the Award | shares		176,200
Exercise Price of the Award | $ / shares		$ 2.36
Grant Date Fair Value of the Award | $		$ 1.94
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately prior to the Disclosure of Material Non-Public		(0.1161)
Ruben A. Garcia [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name		Ruben A. Garcia
Number of Securities Underlying the Award | shares		176,200
Exercise Price of the Award | $ / shares		$ 2.36
Grant Date Fair Value of the Award | $		$ 1.94
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately prior to the Disclosure of Material Non-Public		(0.1161)